Loans from Investors - Schedule of Investor Loan Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investor Loan Activity [Abstract]
Beginning balance	R$ 22,033	R$ 13,901
Additions	27,214	4,750
Payments	(4,037)
Interest accrual	7,497	3,382
Ending balance	R$ 52,707	R$ 22,033